OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Other Long Term Liabilities [Abstract]
Contract liability	$ 635	$ 602
Lease liabilities	434	405
Regulatory liabilities	130	3
Pension obligations	77	98
Concession payment liability	10	11
Due to related parties	34	11
Other	120	116
Other long-term liabilities	$ 1,440	$ 1,246